Employees - Summary of Assumptions for Pension Plans Representing Approximately 69% of Defined Benefit Pension Liability (Detail) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.80%
Inflation	2.90%	3.20%
Rate of increase in salaries	3.20%	3.10%
Number of years a current pensioner is expected to live beyond age 65 - Men	21.6	22.1
Number of years a current pensioner is expected to live beyond age 65 - Women	23.4	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	22.6	22.7
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	24.6	25.6
United Kingdom [Member] | Pensions in payment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	2.80%	3.10%
United Kingdom [Member] | Pensions in deferment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	2.80%	3.10%
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	1.80%
Inflation	1.50%	1.60%
Rate of increase in salaries	2.00%	2.10%
Number of years a current pensioner is expected to live beyond age 65 - Men	22.6	22.5
Number of years a current pensioner is expected to live beyond age 65 - Women	24.1	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	24.5	24.4
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	26.2	26.1
Netherlands [Member] | Pensions in payment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	1.50%	1.60%
Netherlands [Member] | Pensions in deferment [Member]
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	1.50%	1.60%